Note 22 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax expense using a combined statutory rate of 26.5% (2020 - 26.5%)	$ (40,292)	$ 36,181
Settlement of long-term incentive arrangement	125,061	0
Permanent differences	2,592	2,400
Tax effect of flow through entities	(8,660)	(6,214)
Adjustments to tax liabilities for prior periods	869	(246)
Effect of changes in enacted tax rate in other jurisdictions	(76)	428
Changes in liability for unrecognized tax benefits	(111)	821
Stock-based compensation	2,891	2,085
Foreign, state, and provincial tax rate differential	(3,532)	(3,075)
Change in valuation allowance	2,407	5,233
Acquisition related costs and contingent consideration	1,970	2,173
Withholding taxes and other	2,391	2,260
Income tax expense	$ 85,510	$ 42,046